EMPLOYEE BENEFIT PLANS (Fair Value Measurements of Pension Plan Assets By Level) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Level 3 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	$ 23	$ 21	$ 19
Level 3 [Member] | Real Estate
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	16	14	13
Level 3 [Member] | Private Equity
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	7	7	6
Pension Plan, Defined Benefit [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	335	307	275
Pension Plan, Defined Benefit [Member] | Cash Equivalents
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	1	1
Pension Plan, Defined Benefit [Member] | United States Large Cap
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	82	76
Pension Plan, Defined Benefit [Member] | United States Small Cap
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	17	16
Pension Plan, Defined Benefit [Member] | Non-United States
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	61	62
Pension Plan, Defined Benefit [Member] | Fixed Income
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	143	124
Pension Plan, Defined Benefit [Member] | Real Estate
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	24	21
Pension Plan, Defined Benefit [Member] | Private Equity
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	7	7
Pension Plan, Defined Benefit [Member] | Level 1 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	1	1
Pension Plan, Defined Benefit [Member] | Level 1 [Member] | Cash Equivalents
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	1	1
Pension Plan, Defined Benefit [Member] | Level 1 [Member] | United States Large Cap
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	0	0
Pension Plan, Defined Benefit [Member] | Level 1 [Member] | United States Small Cap
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	0	0
Pension Plan, Defined Benefit [Member] | Level 1 [Member] | Non-United States
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	0	0
Pension Plan, Defined Benefit [Member] | Level 1 [Member] | Fixed Income
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	0	0
Pension Plan, Defined Benefit [Member] | Level 1 [Member] | Real Estate
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	0	0
Pension Plan, Defined Benefit [Member] | Level 1 [Member] | Private Equity
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	0	0
Pension Plan, Defined Benefit [Member] | Level 2 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	311	285
Pension Plan, Defined Benefit [Member] | Level 2 [Member] | Cash Equivalents
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	0	0
Pension Plan, Defined Benefit [Member] | Level 2 [Member] | United States Large Cap
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	82	76
Pension Plan, Defined Benefit [Member] | Level 2 [Member] | United States Small Cap
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	17	16
Pension Plan, Defined Benefit [Member] | Level 2 [Member] | Non-United States
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	61	62
Pension Plan, Defined Benefit [Member] | Level 2 [Member] | Fixed Income
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	143	124
Pension Plan, Defined Benefit [Member] | Level 2 [Member] | Real Estate
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	8	7
Pension Plan, Defined Benefit [Member] | Level 2 [Member] | Private Equity
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	0	0
Pension Plan, Defined Benefit [Member] | Level 3 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	23	21
Pension Plan, Defined Benefit [Member] | Level 3 [Member] | Cash Equivalents
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	0	0
Pension Plan, Defined Benefit [Member] | Level 3 [Member] | United States Large Cap
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	0	0
Pension Plan, Defined Benefit [Member] | Level 3 [Member] | United States Small Cap
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	0	0
Pension Plan, Defined Benefit [Member] | Level 3 [Member] | Non-United States
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	0	0
Pension Plan, Defined Benefit [Member] | Level 3 [Member] | Fixed Income
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	0	0
Pension Plan, Defined Benefit [Member] | Level 3 [Member] | Real Estate
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	16	14
Pension Plan, Defined Benefit [Member] | Level 3 [Member] | Private Equity
Pension And Other Employee Benefit Plans [Line Items]
Fair value measurements of plan assets	$ 7	$ 7